SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands		12 Months Ended
	Jun. 11, 2019	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Significant Accounting Policies [Line Items]
Investment income		¥ 8,458	¥ 9,294	¥ 714
Advertising Expense		6,070	9,281	5,270
Research and development expenses		31,573	35,846	32,032
Employee Benefits
Defined contribution cost		20,772	12,064	14,281
Recognized reduction of cost of revenues and operating expenses			5,396
Government Grants
Government grants		765	5,997	¥ 903
Share Based Compensation
Ratio applied for equity awards due to separation	1
Statutory Reserves
Accumulated statutory reserves		¥ 2,765	¥ 2,765
Segment Reporting
Number of operating segment | segment		1
Maximum [Member]
Employee Benefits
Contributions for PRC employees as a percent of standard salary base		43.10%
Minimum [Member]
Employee Benefits
Contributions for PRC employees as a percent of standard salary base		25.35%
General Reserve Fund | Maximum [Member]
Statutory Reserves
Cap on appropriation as percentage of registered capital		50.00%
General Reserve Fund | Minimum [Member]
Statutory Reserves
Appropriation as percentage of after-tax profits		10.00%
Statutory Surplus Fund | Maximum [Member]
Statutory Reserves
Cap on appropriation as percentage of registered capital		50.00%
Statutory Surplus Fund | Minimum [Member]
Statutory Reserves
Appropriation as percentage of after-tax profits		10.00%